UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
                                                   |Expires:      May 31, 2008|
                                                   |Estimated average burden  |
                                                   |hours per response...21.09|
                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032
                                   --------------------------------------------

                          BARON INVESTMENT FUNDS TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Investment Funds Trust, 767 Fifth Avenue, 49th Floor,  NY, NY 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   September 30
                         --------------------

Date of reporting period:  June 30, 2007
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (8-05)

BARON ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2007 (UNAUDITED)

Shares                                                   Cost        Value
------------------------------------------------------------------------------
Common Stocks (94.62%)
------------------------------------------------------------------------------
          Apparel (2.35%)
1,050,000 Polo Ralph Lauren Corp., Cl A              $ 22,642,344 $103,015,500

          Business Services (9.30%)
2,000,000 Brown & Brown, Inc.                          46,427,539   50,280,000
3,300,000 ChoicePoint, Inc.(1)(4)                      36,286,236  140,085,000
  800,000 FactSet Research Systems, Inc.               46,858,999   54,680,000
  150,000 IHS, Inc., Cl A(1)                            6,716,817    6,900,000
2,900,000 Iron Mountain, Inc.(1)                       63,076,798   75,777,000
1,150,000 Robert Half Intl, Inc.                        1,202,006   41,975,000
1,300,000 SEI Investments Co.                          24,895,335   37,752,000
                                                     ------------ ------------
                                                      225,463,730  407,449,000
          Consulting (1.94%)
  550,000 Corporate Executive Board Co.                46,226,914   35,700,500
1,300,000 Gartner, Inc.(1)                             34,445,591   31,967,000
  280,000 Moody's Corp.                                 7,256,123   17,416,000
                                                     ------------ ------------
                                                       87,928,628   85,083,500
          Consumer Products (0.43%)
  550,000 Bare Escentuals, Inc.(1)                     18,985,428   18,782,500

          Distribution (2.59%)
1,350,000 Fastenal Co.                                 54,551,048   56,511,000
  500,000 MSC Industrial Direct Co., Inc., Cl A        26,071,838   27,500,000
  750,000 Pool Corp.                                   32,037,928   29,272,500
                                                     ------------ ------------
                                                      112,660,814  113,283,500
          Education (0.99%)
1,275,000 DeVry, Inc.                                   7,614,588   43,375,500

          Energy Services (7.56%)
1,000,000 Covanta Holding Corp.(1)                     23,332,488   24,650,000
1,200,000 Helmerich & Payne, Inc.                      38,464,161   42,504,000
  500,000 Petroplus Holdings AG(1)(2)                  34,354,429   51,456,150
  500,000 SEACOR Holdings, Inc.(1)                     14,322,278   46,680,000
  550,000 SunPower Corp., Cl A(1)                      23,223,259   34,677,500
  200,000 Ultra Petroleum Corp.(1)                      4,847,419   11,048,000
2,000,000 XTO Energy, Inc.                             13,602,027  120,200,000
                                                     ------------ ------------
                                                      152,146,061  331,215,650
          Financial Services-
            Asset Management (5.78%)
  600,000 AllianceBernstein Holding L.P.               26,349,211   52,254,000
1,950,000 Eaton Vance Corp.                            51,869,700   86,151,000
  478,400 Fortress Investment Group, LLC, Cl A          8,850,400   11,395,488
1,000,000 Nuveen Investments, Inc., Cl A               36,668,384   62,150,000
  800,000 T. Rowe Price Group, Inc.                    21,584,167   41,512,000
                                                     ------------ ------------
                                                      145,321,862  253,462,488
          Financial Services-Banking (1.09%)
  625,000 City National Corp.                          45,241,255   47,556,250

          Financial Services-
            Brokerage & Exchanges (8.35%)
8,800,000 Charles Schwab Corp.                         21,422,499  180,576,000
  255,000 Chicago Mercantile Exchange Holdings,
           Inc., Cl A                                  18,498,370  136,261,800
1,815,000 Jefferies Group, Inc.                        51,452,427   48,968,700
                                                     ------------ ------------
                                                       91,373,296  365,806,500

BARON ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------
JUNE 30, 2007 (UNAUDITED)

Shares                                                   Cost        Value
------------------------------------------------------------------------------
          Financial Services-Insurance (4.52%)
1,300,000 Arch Capital Group, Ltd.(1)(2)             $ 54,246,056 $ 94,302,000
1,000,000 Assurant, Inc.                               37,153,168   58,920,000
  200,000 Axis Capital Holdings, Ltd.                   4,666,755    8,130,000
1,100,000 HCC Insurance Holdings, Inc.                 34,706,474   36,751,000
                                                     ------------ ------------
                                                      130,772,453  198,103,000
          Financial Services-Miscellaneous (0.58%)
  125,000 The Student Loan Corp.                       17,812,742   25,487,500

          Gaming Services (1.16%)
1,450,000 Scientific Games Corp., Cl A(1)              43,694,074   50,677,500

          Government Services (1.13%)
2,750,000 SAIC, Inc.(1)                                49,157,711   49,692,500

          Healthcare Facilities (4.58%)
1,050,000 Brookdale Senior Living, Inc.                45,410,052   47,848,500
1,200,000 Community Health Systems, Inc.(1)            35,423,446   48,540,000
1,600,000 Manor Care, Inc.                             38,297,714  104,464,000
                                                     ------------ ------------
                                                      119,131,212  200,852,500
          Healthcare Products (2.37%)
1,150,000 DENTSPLY International, Inc.                 25,389,865   43,999,000
  800,000 Henry Schein, Inc.(1)                        22,796,151   42,744,000
  200,000 Zimmer Holdings, Inc.(1)                      6,087,903   16,978,000
                                                     ------------ ------------
                                                       54,273,919  103,721,000
          Healthcare Services (6.16%)
  850,000 Covance, Inc.(1)                             50,799,180   58,276,000
  650,000 IDEXX Laboratories, Inc.(1)                  54,394,838   61,509,500
1,200,000 Stericycle, Inc.(1)                          37,558,043   53,352,000
  850,000 Thermo Fisher Scientific, Inc.(1)            24,522,276   43,962,000
1,400,000 VCA Antech, Inc.(1)                          48,339,191   52,766,000
                                                     ------------ ------------
                                                      215,613,528  269,865,500
          Healthcare Services-Insurance (1.28%)
  700,000 WellPoint, Inc.(1)                           17,819,752   55,881,000

          Hotels and Lodging (0.77%)
  850,000 Choice Hotels Intl., Inc.                     4,185,563   33,592,000

          Information Technology Services (1.19%)
1,300,000 CheckFree Corp.(1)                           50,033,687   52,260,000

          Manufacturing (0.82%)
  750,000 Embraer - Empresa Brasileira de
          Aeronautica S.A., ADR(2)                     30,771,710   36,157,500

          Media (1.86%)
1,300,000 Lamar Advertising Co., Cl A(1)               73,674,254   81,588,000

          Real Estate (3.22%)
2,150,000 CB Richard Ellis Group, Inc., Cl A(1)        29,735,448   78,475,000
  212,766 Corrections Corp. of America(1)                   1,418   13,427,662
  500,000 Forest City Enterprises, Inc., Cl A          24,352,392   30,740,000
  400,000 The St. Joe Company                          26,318,524   18,536,000
                                                     ------------ ------------
                                                       80,407,782  141,178,662
          Real Estate-Home Building (0.66%)
1,150,000 Toll Brothers, Inc.(1)                       24,329,617   28,727,000

BARON ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------
JUNE 30, 2007 (UNAUDITED)

Shares                                                Cost          Value
------------------------------------------------------------------------------
Common Stocks (continued)
------------------------------------------------------------------------------

          Real Estate-REITs (4.06%)
  314,000 Alexander's, Inc.(1)(5)                $   20,453,936 $  126,934,500
  800,000 Douglas Emmett, Inc.                       17,052,243     19,792,000
  250,000 SL Green Realty Corp.                      21,214,463     30,972,500
                                                 -------------- --------------
                                                     58,720,642    177,699,000
          Recreation and Resorts (10.68%)
1,300,000 Boyd Gaming Corp.                          54,856,924     63,947,000
5,200,000 Kerzner Intl.
            Holdings, Ltd., Cl A(1)(2)(3)            52,000,000     52,000,000
3,000,000 Vail Resorts, Inc.(1)(5)                   61,273,805    182,610,000
1,459,408 Wynn Resorts, Ltd.(1)(3)                   21,345,164    124,349,589
  500,000 Wynn Resorts, Ltd.(1)                       3,500,355     44,845,000
                                                 -------------- --------------
                                                    192,976,248    467,751,589
          Restaurants (0.73%)
1,300,000 The Cheesecake Factory, Inc.(1)            30,439,703     31,876,000

          Retail-Consumer Staples (1.09%)
1,250,000 Whole Foods Market, Inc.                   41,811,475     47,875,000

          Retail-Specialty Stores (2.96%)
1,100,000 CarMax, Inc.(1)                            14,518,495     28,050,000
  900,000 O'Reilly Automotive, Inc.(1)               26,139,929     32,895,000
1,300,000 Tiffany & Co.                              43,343,180     68,978,000
                                                 -------------- --------------
                                                     84,001,604    129,923,000
          Transportation (2.71%)
1,550,000 C. H. Robinson Worldwide, Inc.             30,028,921     81,406,000
  900,000 Expeditors International of
            Washington, Inc.                         21,676,121     37,170,000
                                                 -------------- --------------
                                                     51,705,042    118,576,000
          Utility Services (1.71%)
2,300,000 Southern Union Co.                         30,218,480     74,957,000
                                                 -------------- --------------
Total Common Stocks                               2,310,929,204  4,145,471,639
                                                 -------------- --------------
------------------------------------------------------------------------------
Convertible Preferred Stocks (0.27%)
------------------------------------------------------------------------------
          Education (0.02%)
  105,264 Apollo International, Inc.
            S-A Conv. Pfd.(1)(3)(5)                   1,800,014      1,000,008

          Healthcare Services (0.25%)
    6,841 Somerford Corp. S-A Conv. Pfd.(1)(3)       10,951,004     10,951,002
                                                 -------------- --------------
Total Convertible Preferred Stocks                   12,751,018     11,951,010
                                                 -------------- --------------

BARON ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------
JUNE 30, 2007 (UNAUDITED)

Principal Amount                                      Cost          Value
-------------------------------------------------------------------------------
Short Term Investments (5.25%)
-------------------------------------------------------------------------------
             Short Term Money
               Market Instruments (2.74%)
$ 50,000,000 Chesham Finance Ltd.
               5.32% due 07/02/2007              $   50,000,000 $   50,000,000
  69,968,850 Citigroup Funding, Inc.
               5.34% due 07/02/2007                  69,968,850     69,968,850
                                                 -------------- --------------
                                                    119,968,850    119,968,850
             U.S. Government Agencies (2.51%)
 109,956,458 Federal Home Loan Bank
               4.75% due 07/02/2007                 109,956,458    109,956,458
                                                 -------------- --------------
Total Short Term Investments                        229,925,308    229,925,308
                                                 -------------- --------------
Total Investments (100.14%)                      $2,553,605,530  4,387,347,957
                                                 ==============
Liabilities Less Cash and Other Assets (-0.14%)                     (5,991,870)
                                                                --------------
Net Assets (Equivalent to $64.96 per share
  based on 67,443,880 shares outstanding)                       $4,381,356,087
                                                                ==============
--------
%     Represents percentage of net assets.
(1)   Non-income producing securities.
(2)   Foreign domiciled corporation.
(3)   Restricted and Fair Valued Securities.
(4)   Represents securities or a portion thereof, in segregated custodian account.
(5)   See Note 3 regarding "affiliated" investments.
ADR   American Depositary Receipt.

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2007 (UNAUDITED)

Shares                                                    Cost        Value
-------------------------------------------------------------------------------
Common Stocks (92.46%)
-------------------------------------------------------------------------------
           Advertising Services (0.34%)
   450,000 Harte-Hanks, Inc.                          $  7,987,320 $ 11,556,000
   425,000 National CineMedia, Inc.(1)                  10,744,572   11,904,250
                                                      ------------ ------------
                                                        18,731,892   23,460,250
           Apparel (1.90%)
 2,900,000 Carter's, Inc.(1)                            39,178,712   75,226,000
 1,225,000 Under Armour, Inc., Cl A(1)                  40,384,710   55,921,250
                                                      ------------ ------------
                                                        79,563,422  131,147,250
           Automotive Parts (1.67%)
 2,725,000 Copart, Inc.(1)                              69,029,357   83,357,750
 1,300,000 LKQ Corp.(1)                                 30,817,176   32,058,000
                                                      ------------ ------------
                                                        99,846,533  115,415,750
           Building Materials (0.71%)
 1,000,000 Eagle Materials, Inc.                        47,435,838   49,050,000

           Business Services (1.44%)
   600,000 Brown & Brown, Inc.                           9,830,330   15,084,000
 1,500,000 ChoicePoint, Inc.(1)(4)                      32,039,190   63,675,000
    40,000 FactSet Research Systems, Inc.                2,040,491    2,734,000
   387,100 IHS, Inc., Cl A(1)                           15,877,527   17,806,600
                                                      ------------ ------------
                                                        59,787,538   99,299,600
           Chemical (0.37%)
   700,000 Senomyx, Inc.(1)                              6,340,864    9,450,000
 1,400,000 Symyx Technologies, Inc.(1)                  20,931,904   16,114,000
                                                      ------------ ------------
                                                        27,272,768   25,564,000
           Communications (2.21%)
 1,050,000 Equinix, Inc.(1)                             34,189,968   96,043,500
 1,700,000 SBA Communications Corp., Cl A(1)             6,533,038   57,103,000
                                                      ------------ ------------
                                                        40,723,006  153,146,500
           Consumer Products (1.25%)
   289,228 Bare Escentuals, Inc.(1)                      8,147,677    9,877,136
 1,575,000 Church & Dwight Co., Inc.                    58,038,013   76,324,500
                                                      ------------ ------------
                                                        66,185,690   86,201,636
           Consumer Services (2.11%)
 1,350,000 Chemed Corp.(5)                              51,815,547   89,491,500
 1,200,000 Morningstar, Inc.(1)                         26,102,655   56,430,000
                                                      ------------ ------------
                                                        77,918,202  145,921,500
           Distribution (0.37%)
   649,900 Pool Corp.                                   24,432,758   25,365,597

           Education (3.23%)
 3,700,000 DeVry, Inc.(5)                               62,024,339  125,874,000
   100,000 New Oriental Education &
             Technology Group, Inc., ADR(1)(2)           3,638,128    5,372,000
   700,000 Strayer Education, Inc.                      57,859,739   92,197,000
                                                      ------------ ------------
                                                       123,522,206  223,443,000

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------
JUNE 30, 2007 (UNAUDITED)

Shares                                                       Cost        Value
------------------------------------------------------------------------------
          Energy Services (7.08%)
  550,000 Carrizo Oil & Gas, Inc.(1)                 $ 21,415,856 $ 22,808,500
  400,000 Core Laboratories N.V.(1)(2)                 19,417,274   40,676,000
  800,000 Dresser-Rand Group, Inc.(1)                  19,155,509   31,600,000
3,100,000 Encore Acquisition Co.(1)(5)                 51,499,113   86,180,000
1,450,000 EXCO Resources, Inc.(1)                      21,822,215   25,288,000
1,100,000 FMC Technologies, Inc.(1)                    25,188,996   87,142,000
1,050,000 Helmerich & Payne, Inc.                      24,393,872   37,191,000
  637,500 PHI, Inc.(1)                                 18,390,290   18,991,125
  487,500 Range Resources Corp.                         8,333,342   18,237,375
  440,000 SEACOR Holdings, Inc.(1)                     17,768,097   41,078,400
  850,000 SunPower Corp., Cl A(1)                      24,439,815   53,592,500
  650,000 Whiting Petroleum Corp.(1)                   22,550,925   26,338,000
                                                     ------------ ------------
                                                      274,375,304  489,122,900
          Financial Services-
            Asset Management (2.16%)
1,950,000 Cohen & Steers, Inc.                         38,355,016   84,727,500
  650,000 Eaton Vance Corp.                            11,290,146   28,717,000
  325,000 GAMCO Investors, Inc., Cl A                   6,570,340   18,216,250
  290,000 Nuveen Investments, Inc., Cl A                7,748,686   18,023,500
                                                     ------------ ------------
                                                       63,964,188  149,684,250
          Financial Services-Banking (5.76%)
  725,000 Cathay General Bancorp                       26,411,085   24,316,500
  850,000 Center Financial Corp.(5)                    18,904,650   14,382,000
  800,000 Central Pacific Financial Corp.              28,316,418   26,408,000
1,300,000 First Republic Bank                          40,949,132   69,758,000
  850,000 Frontier Financial Corp.                     20,424,642   19,150,500
1,150,000 Glacier Bancorp, Inc.                        27,758,884   23,402,500
1,700,000 SVB Financial Group(1)                       85,140,344   90,287,000
4,500,000 UCBH Holdings, Inc.                          89,138,096   82,215,000
1,100,000 Virginia Commerce Bancorp, Inc.(1)           21,386,464   18,601,007
1,000,000 Western Alliance Bancorporation(1)           34,285,616   29,850,000
                                                     ------------ ------------
                                                      392,715,331  398,370,507
          Financial Services-
            Brokerage & Exchanges (3.16%)
  794,400 Evercore Partners, Inc., Cl A                21,275,777   23,649,288
  850,000 FCStone Group, Inc.(1)                       25,031,146   48,713,500
4,800,000 Jefferies Group, Inc.                        73,517,475  129,504,000
1,000,000 Thomas Weisel Partners Group, Inc.(1)        18,884,402   16,650,000
                                                     ------------ ------------
                                                      138,708,800  218,516,788
          Financial Services-Insurance (1.73%)
1,650,000 Arch Capital Group, Ltd.(1)(2)               51,045,431  119,691,000

          Financial Services-Miscellaneous (0.94%)
1,400,000 National Financial Partners Corp.            73,758,637   64,834,000

          Food and Agriculture (1.08%)
1,400,000 Ralcorp Holdings, Inc.(1)(5)                 53,671,573   74,830,000

          Gaming Services (0.66%)
1,300,000 Scientific Games Corp., Cl A(1)              32,010,748   45,435,000

          Healthcare Facilities (3.34%)
2,000,000 Community Health Systems, Inc.(1)            49,858,101   80,900,000
  500,000 Emeritus Corp.(1)                            15,500,000   15,490,000
1,800,000 Manor Care, Inc.                             33,815,991  117,522,000
  375,000 Skilled Healthcare Group, Inc., Cl A(1)       5,933,715    5,816,250
  750,000 Sun Healthcare Group, Inc.(1)                 8,628,484   10,867,500
                                                     ------------ ------------
                                                      113,736,291  230,595,750

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------
JUNE 30, 2007 (UNAUDITED)

Shares                                                    Cost        Value
-------------------------------------------------------------------------------
Common Stocks (continued)
-------------------------------------------------------------------------------
            Healthcare Products (1.79%)
1,950,000   Depomed, Inc.(1)                          $ 11,124,661 $  9,301,500
2,000,000   Edwards Lifesciences Corp.(1)               59,602,587   98,680,000
  850,000   PSS World Medical, Inc.(1)                  17,338,615   15,487,000
                                                      ------------ ------------
                                                        88,065,863  123,468,500
            Healthcare Services (5.22%)
1,050,000   Charles River Laboratories Intl., Inc.(1)   30,142,796   54,201,000
  800,000   Gen-Probe, Inc.(1)                          33,725,299   48,336,000
1,600,000   Healthways, Inc.(1)                         72,538,241   75,792,000
7,000,000   HLTH Corp.(1) (formerly Emdeon Corp.)       99,144,718   98,070,000
  160,000   IDEXX Laboratories, Inc.(1)                  9,006,923   15,140,800
  800,000   NightHawk Radiology Holdings, Inc.(1)       14,085,701   14,440,000
1,525,000   Odyssey HealthCare, Inc.(1)                 17,605,293   18,086,500
  850,000   PRA International(1)                        19,360,963   21,505,000
  400,700   VCA Antech, Inc.(1)                         11,830,115   15,102,383
                                                      ------------ ------------
                                                       307,440,049  360,673,683
            Healthcare Services-Insurance (3.03%)
2,500,000   AMERIGROUP Corp.(1)                         42,527,141   59,500,000
1,500,000   Centene Corp.(1)                            12,638,874   32,130,000
1,300,000   WellCare Health Plans, Inc.(1)              54,613,234  117,663,000
                                                      ------------ ------------
                                                       109,779,249  209,293,000
            Hotels and Lodging (1.09%)
1,800,000   Choice Hotels Intl., Inc.                   34,847,213   71,136,000
  500,000   Kingdom Hotel Investments(1)(2)              4,545,612    4,500,000
                                                      ------------ ------------
                                                        39,392,825   75,636,000
            Information Technology Services (0.58%)
1,000,000   CheckFree Corp.(1)                          18,042,917   40,200,000

            Infrastructure (1.62%)
2,300,000   AECOM Technology Corp.(1)                   48,656,345   57,063,000
1,325,000   Macquarie Infrastructure Co. LLC            46,607,850   54,961,000
                                                      ------------ ------------
                                                        95,264,195  112,024,000
            Leisure (0.31%)
  700,000   Allegiant Travel Co.(1)                     22,277,201   21,518,000

            Media (1.07%)
  600,000   Central European Media
              Enterprises, Ltd., Cl A(1)(2)             29,408,871   58,548,000
  800,000   Netflix, Inc.(1)                            21,071,796   15,512,000
                                                      ------------ ------------
                                                        50,480,667   74,060,000
            Medical Equipment (0.55%)
  275,000   Intuitive Surgical, Inc.(1)                  4,029,661   38,161,750

            Real Estate (3.55%)
4,950,000   CB Richard Ellis Group, Inc., Cl A(1)       35,102,586  180,675,000
  925,000   CoStar Group, Inc.(1)                       39,770,736   48,914,000
1,000,000   HFF, Inc., Cl A(1)                          18,032,791   15,510,000
                                                      ------------ ------------
                                                        92,906,113  245,099,000
            Real Estate-Home Building (1.22%)
1,050,000   Brookfield Homes Corp.                      35,280,148   30,544,500
  750,000   Hovnanian Enterprises, Inc., Cl A(1)        18,292,979   12,397,500
  625,000   M.D.C. Holdings, Inc.                       31,144,412   30,225,000
  650,000   Standard Pacific Corp.                      16,609,100   11,394,500
                                                      ------------ ------------
                                                       101,326,639   84,561,500

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------
JUNE 30, 2007 (UNAUDITED)

Shares                                                Cost          Value
------------------------------------------------------------------------------
              Real Estate-REITs (1.97%)
  1,200,000   Acadia Realty Trust                $   32,945,822 $   31,140,000
    130,000   Alexander's, Inc.(1)                   26,714,253     52,552,500
  1,416,667   CBRE Realty Finance, Inc.              21,054,283     16,844,171
  2,429,800   Spirit Finance Corp.                   27,767,443     35,377,888
                                                 -------------- --------------
                                                    108,481,801    135,914,559
              Recreation and Resorts (10.87%)
  2,750,000   Ameristar Casinos, Inc.                64,727,233     95,535,000
    200,000   Boyd Gaming Corp.                       5,345,491      9,838,000
  3,166,666   Fontainebleau Resorts, LLC(1)(3)       34,999,992     37,999,992
  1,500,000   Gaylord Entertainment Co.(1)           70,857,828     80,460,000
  1,450,000   Isle of Capri Casinos, Inc.(1)         30,683,260     34,742,000
  7,400,000   Kerzner Intl. Holdings, Ltd.,
                Cl A(1)(2)(3)                        74,000,000     74,000,000
    575,000   Penn National Gaming, Inc.(1)          16,140,523     34,551,750
  2,850,000   Pinnacle Entertainment, Inc.(1)        89,931,510     80,227,500
  1,700,000   Station Casinos, Inc.                  39,029,399    147,560,000
    708,000   Steiner Leisure, Ltd.(1)               34,021,905     34,776,960
  1,250,000   Vail Resorts, Inc.(1)                  21,897,070     76,087,500
    537,677   Wynn Resorts, Ltd.(1)(3)                7,863,993     45,813,037
                                                 -------------- --------------
                                                    489,498,204    751,591,739
              Restaurants (2.81%)
  1,350,000   California Pizza Kitchen, Inc.(1)      23,047,680     28,998,000
     91,193   Chipotle Mexican Grill, Inc.,
                Cl A(1)                               3,795,605      7,776,939
    500,000   P.F. Chang's China Bistro, Inc.(1)     22,165,448     17,600,000
    700,000   Panera Bread Co., Cl A(1)              25,727,519     32,242,000
    700,000   Peet's Coffee & Tea, Inc.(1)(5)        15,273,681     17,241,000
  3,675,000   The Cheesecake Factory, Inc.(1)(5)     85,772,814     90,111,000
                                                 -------------- --------------
                                                    175,782,747    193,968,939
              Retail-Specialty Stores (10.44%)
    875,000   Blue Nile, Inc.(1)(5)                  26,058,719     52,850,000
  1,200,000   Cabela's, Inc., Cl A(1)                26,601,533     26,556,000
  3,300,000   CarMax, Inc.(1)                        34,948,928     84,150,000
  2,500,000   Dick's Sporting Goods, Inc.(1)         86,074,246    145,425,000
  1,375,000   DSW, Inc., Cl A(1)                     33,833,387     47,877,500
    900,000   Guitar Center, Inc.(1)                 51,761,075     53,829,000
  2,900,000   J. Crew Group, Inc.(1)                 93,937,342    156,861,000
  2,700,000   Select Comfort Corp.(1)(5)             38,016,795     43,794,000
    625,000   Tractor Supply Co.(1)                  24,758,679     32,531,250
  3,650,000   United Auto Group, Inc.                74,505,181     77,708,500
                                                 -------------- --------------
                                                    490,495,885    721,582,250
              Software (0.70%)
  1,900,000   Allscripts Healthcare
                Solutions, Inc.(1)                   52,349,487     48,412,000

              Transportation (2.19%)
    225,000   Aircastle, Ltd.                         7,547,620      8,957,250
    450,000   American Railcar Industries, Inc.      11,494,779     17,550,000
    175,000   Florida East Coast
                Industries, Inc.                      9,217,829     14,521,500
  1,863,750   Genesee & Wyoming, Inc., Cl A(1)       28,652,530     55,614,300
    550,000   Landstar System, Inc.                  13,610,267     26,537,500
  1,050,000   UTI Worldwide, Inc.(2)                 24,275,698     28,129,500
                                                 -------------- --------------
                                                     94,798,723    151,310,050
              Utility Services (1.94%)
  2,000,000   ITC Holdings Corp.                     57,396,900     81,260,000
  1,627,498   Southern Union Co.                     19,474,278     53,040,160
                                                 -------------- --------------
                                                     76,871,178    134,300,160
                                                 -------------- --------------
Total Common Stocks                               4,276,689,560  6,390,870,408
                                                 -------------- --------------

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------
JUNE 30, 2007 (UNAUDITED)

Shares                                                Cost           Value
--------------------------------------------------------------------------------
Convertible Preferred Stocks (0.20%)
--------------------------------------------------------------------------------
                Pharmaceutical (0.16%)
750,000         Reliant Pharmaceuticals LLC,
                  Series D(1)(3)                   $   15,000,000 $  11,250,000

                Transportation (0.04%)
234,375         EOS Airlines, Inc., Cl C(1)(3)          2,500,000     2,500,000
                                                   -------------- --------------
Total Convertible Preferred Stocks                     17,500,000    13,750,000
                                                   -------------- --------------
Units
--------------------------------------------------------------------------------
Limited Partnerships (0.01%)
--------------------------------------------------------------------------------
                Recreation and Resorts
          8     Island Global
                  Yachting IV L.P.(1)(3)(6)               803,570       803,600
                                                   -------------- --------------
Principal Amount
--------------------------------------------------------------------------------
Corporate Bonds (1.47%)
--------------------------------------------------------------------------------
                Recreation and Resorts
$26,000,000     Wynn Resorts, Ltd.
                  6.00% Sub. Conv.Deb.
                  due 07/15/2015                       18,789,353   101,383,750
                                                   -------------- --------------
--------------------------------------------------------------------------------
Short Term Investments (6.28%)
--------------------------------------------------------------------------------
                Short Term Money
                  Market Instruments (3.39%)
$93,999,999     Chesham Finance Ltd.
                  5.32% due 07/02/2007                 93,999,999    93,999,999
139,937,700     Citigroup Funding, Inc.
                  5.34% due 07/02/2007                139,937,700   139,937,700
                                                   -------------- --------------
                                                      233,937,699   233,937,699
                U.S. Government Agencies (2.89%)
 24,990,000     Federal Agricultural
                  Mortgage Corp.
                  4.80% due 07/02/2007                 24,990,000    24,990,000
142,914,407     Federal Home Loan Bank
                  4.75% due 07/02/2007                142,914,407   142,914,407
 32,016,189     Federal Home Loan Bank
                  4.80% due 07/02/2007                 32,016,189    32,016,189
                                                   -------------- --------------
                                                      199,920,596   199,920,596
                                                   -------------- --------------
Total Short Term Investments                          433,858,295   433,858,295
                                                   -------------- --------------
Total Investments (100.42%)                        $4,747,640,778  ,940,666,053
                                                   ==============
Liabilities Less Cash and Other Assets (-0.42%)                     (29,015,811)
                                                                  --------------
Net Assets (Equivalent to $53.34 per share
  based on 129,571,377 shares outstanding)                       $6,911,650,242
                                                                  ==============
--------
%     Represents percentage of net assets.
(1)   Non-income producing securities.
(2)   Foreign domiciled corporation.
(3)   Restricted and Fair Valued Securities.
(4) Represents securities or a portion thereof, in segregated custodian account.
(5)   See Note 3 regarding "affiliated" investments.
(6)   To date, invested $803,570 out of a capital commitment of $5,000,000.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2007 (UNAUDITED)

Shares                                                    Cost        Value
-------------------------------------------------------------------------------
Common Stocks (98.55%)
-------------------------------------------------------------------------------
            Advertising Services (2.78%)
1,500,000   National CineMedia, Inc.(1)               $ 36,466,285 $ 42,015,000
  725,000   R.H. Donnelley Corp.(1)                     26,979,391   54,940,500
                                                      ------------ ------------
                                                        63,445,676   96,955,500
            Apparel (2.48%)
1,250,000   Carter's, Inc.(1)                           20,386,238   32,425,000
  750,000   Fossil, Inc.(1)                             14,949,784   22,117,500
2,250,000   Quiksilver, Inc.(1)                         16,553,036   31,792,500
                                                      ------------ ------------
                                                        51,889,058   86,335,000
            Building Materials (1.97%)
1,400,000   Eagle Materials, Inc.                       26,645,471   68,670,000

            Business Services (1.95%)
  600,000   ChoicePoint, Inc.(1)                         5,730,647   25,470,000
  176,200   First Advantage Corp., Cl A(1)               2,804,449    4,054,362
1,462,500   Iron Mountain, Inc.(1)                      10,010,523   38,215,125
                                                      ------------ ------------
                                                        18,545,619   67,739,487
            Communications (5.63%)
1,750,000   American Tower Corp., Cl A(1)(4)             6,402,929   73,500,000
2,750,000   SBA Communications Corp., Cl A(1)           27,026,677   92,372,500
1,500,000   Time Warner Telecom, Inc., Cl A(1)          24,518,321   30,150,000
                                                      ------------ ------------
                                                        57,947,927  196,022,500
            Consulting (1.21%)
  650,000   Corporate Executive Board Co.               27,774,515   42,191,500

            Consumer Products (2.47%)
1,250,000   ACCO Brands Corp.(1)                        29,516,194   28,812,500
1,625,000   DTS, Inc.(1)(5)                             34,251,425   35,376,250
  850,000   Marvel Entertainment, Inc.(1)               17,858,200   21,658,000
                                                      ------------ ------------
                                                        81,625,819   85,846,750
            Distribution (1.24%)
1,400,000   Beacon Roofing Supply, Inc.(1)              35,539,449   23,786,000
  500,000   Pool Corp.                                  18,573,871   19,515,000
                                                      ------------ ------------
                                                        54,113,320   43,301,000
            Education (3.43%)
  503,783   Capella Education Co.(1)                    17,804,990   23,189,132
3,000,000   SkillSoft PLC, ADR(1)(2)                    21,536,422   27,870,000
  444,000   Strayer Education, Inc.                     37,452,157   58,479,240
  391,100   Universal Technical Institute, Inc.(1)       9,513,116    9,930,029
                                                      ------------ ------------
                                                        86,306,685  119,468,401
            Energy Services (5.46%)
2,500,000   Covanta Holding Corp.(1)                    38,709,340   61,625,000
  300,000   Linn Energy LLC(3)                          10,050,000    9,379,350
  100,000   Linn Energy LLC                              3,654,627    3,291,000
  857,500   PHI, Inc.(1)                                24,669,136   25,544,925
1,429,146   SunPower Corp., Cl A(1)                     43,322,934   90,107,655
                                                      ------------ ------------
                                                       120,406,037  189,947,930
            Environmental (1.50%)
  500,000   Clean Harbors, Inc.(1)                      26,048,277   24,710,000
1,000,000   Nalco Holding Co.                           17,014,844   27,450,000
                                                      ------------ ------------
                                                        43,063,121   52,160,000

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------
JUNE 30, 2007 (UNAUDITED)

Shares                                                   Cost        Value
--------------------------------------------------------------------------------
             Financial Services-
               Asset Management (1.04%)
   330,000   Freedom Acquisition Holdings, Inc.(1)    $  3,634,740 $  3,633,300
 1,300,000   Freedom Acquisition
               Holdings, Inc., Units(1)(6)              14,215,000   18,525,000
   250,000   GAMCO Investors, Inc., Cl A                 4,356,166   14,012,500
                                                      ------------ ------------
                                                        22,205,906   36,170,800
             Financial Services-Insurance (0.42%)
   200,000   Arch Capital Group, Ltd.(1)(2)              5,515,966   14,508,000

             Financial Services-Miscellaneous (1.79%)
 2,500,000   KKR Financial Holdings LLC
               (formerly KKR Financial Corp.)           64,200,446   62,275,000

             Gaming Services (0.25%)
 1,300,000   Cash Systems, Inc.(1)(5)                    8,346,000    8,840,000

             Government Services (5.43%)
 1,500,000   AeroVironment, Inc.(1)(5)                  34,673,956   30,915,000
 1,700,000   FLIR Systems, Inc.(1)                      30,680,984   78,625,000
 2,500,000   L-1 Identity Solutions, Inc.(1)            43,586,514   51,125,000
 1,620,000   Stanley, Inc.(1)(5)                        24,669,381   28,544,400
                                                      ------------ ------------
                                                       133,610,835  189,209,400
             Healthcare Facilities (3.30%)
 1,400,000   Brookdale Senior Living, Inc.              34,154,494   63,798,000
 1,300,000   Emeritus Corp.(1)                          40,300,000   40,274,000
   700,000   Skilled Healthcare Group, Inc., Cl A(1)    11,010,619   10,857,000
                                                      ------------ ------------
                                                        85,465,113  114,929,000
             Healthcare Services (1.48%)
   475,000   Gen-Probe, Inc.(1)                         21,507,724   28,699,500
   700,000   NightHawk Radiology Holdings, Inc.(1)      13,542,498   12,635,000
   400,000   PRA International(1)                        8,776,118   10,120,000
                                                      ------------ ------------
                                                        43,826,340   51,454,500
             Healthcare Services-Devices (0.54%)
   500,000   Accuray, Inc.(1)                           10,574,911   11,090,000
   350,000   TomoTherapy, Inc.(1)                        7,697,414    7,672,000
                                                      ------------ ------------
                                                        18,272,325   18,762,000
             Hotels and Lodging (3.04%)
 4,000,000   Kingdom Hotel Investments(1)(2)            35,970,820   36,000,000
13,290,000   Mandarin Oriental
               International, Ltd.(2)                   26,293,673   29,636,700
   750,000   Orient-Express Hotels, Ltd., Cl A          28,730,511   40,050,000
                                                      ------------ ------------
                                                        90,995,004  105,686,700
             Leisure (0.95%)
 1,650,000   MarineMax, Inc.(1)(5)                      43,423,427   33,033,000

             Machinery & Electronics (2.06%)
 1,000,000   Flowserve Corp.                            31,808,128   71,600,000

             Manufacturing (4.70%)
   850,000   Actuant Corp., Cl A                        29,848,705   53,601,000
   932,900   HEICO Corp., Cl A                          25,105,956   32,791,435
   557,000   Measurement Specialties, Inc.(1)           13,077,384   13,189,760
 1,585,500   TransDigm Group, Inc.(1)                   43,624,958   64,149,330
                                                      ------------ ------------
                                                       111,657,003  163,731,525
             Media (1.20%)
 1,800,000   CKX, Inc.(1)                               21,481,595   24,876,000
 2,400,000   Radio One, Inc., Cl D(1)                   27,663,129   16,944,000
                                                      ------------ ------------
                                                        49,144,724   41,820,000

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------
JUNE 30, 2007 (UNAUDITED)

Shares                                               Cost        Value
--------------------------------------------------------------------------------
Common Stocks (continued)
--------------------------------------------------------------------------------
            Medical Equipment (4.88%)
2,250,700   American Medical Systems
              Holdings, Inc.(1)                      $  39,846,806 $ 40,602,628
1,600,000   Immucor, Inc.(1)                             6,462,595   44,752,000
  425,000   Intuitive Surgical, Inc.(1)                  6,162,500   58,977,250
  950,000   Kensey Nash Corp.(1)(5)                     27,605,710   25,469,500
                                                      ------------ ------------
                                                        80,077,611  169,801,378
            Minerals & Mining (1.63%)
  175,000   Haynes International, Inc.(1)               13,818,800   14,775,250
  575,000   Kaiser Aluminum Corp.(1)                    36,144,629   41,906,000
                                                      ------------ ------------
                                                        49,963,429   56,681,250
            Miscellaneous (0.66%)
1,571,000   Boulder Specialty Brands, Inc.(1)(5)        14,914,134   15,631,450
  525,000   Boulder Specialty
              Brands, Inc., Units(1)(5)(6)               5,795,750    7,376,250
                                                      ------------ ------------
                                                        20,709,884   23,007,700
            Real Estate (3.36%)
2,500,000   CB Richard Ellis Group, Inc.
              Cl A(1)                                   24,312,255   91,250,000
1,650,000   HFF, Inc., Cl A(1)                          30,542,767   25,591,500
                                                      ------------ ------------
                                                        54,855,022  116,841,500
            Real Estate-Home Building (1.04%)
1,250,000   Brookfield Homes Corp.                      30,392,566   36,362,500

            Real Estate-REITs (1.33%)
1,200,000   Spirit Finance Corp.                        12,908,250   17,472,000
1,750,000   U-Store-It Trust                            35,964,813   28,682,500
                                                      ------------ ------------
                                                        48,873,063   46,154,500
            Recreation and Resorts (10.69%)
2,000,000   Ameristar Casinos, Inc.                     64,188,948   69,480,000
1,400,000   Gaylord Entertainment Co.(1)                43,928,825   75,096,000
2,884,000   Great Wolf Resorts, Inc.(1)(5)              53,906,108   41,097,000
3,500,000   Kerzner Intl. Holdings, Ltd.,
              Cl A(1)(2)(3)                             35,000,000   35,000,000
1,401,700   Penn National Gaming, Inc.(1)               40,093,264   84,228,153
  750,000   Wynn Resorts, Ltd.(1)                        5,817,058   67,267,500
                                                      ------------ ------------
                                                       242,934,203  372,168,653
            Restaurants (3.92%)
2,250,000   AFC Enterprises, Inc.(1)(5)                 36,931,249   38,902,500
  300,000   Panera Bread Co., Cl A(1)                    8,173,117   13,818,000
3,000,000   Texas Roadhouse, Inc., Cl A(1)              38,035,045   38,370,000
1,850,000   The Cheesecake Factory, Inc.(1)             44,427,838   45,362,000
                                                      ------------ ------------
                                                       127,567,249  136,452,500
            Retail-Consumer Staples (3.02%)
3,000,000   Iconix Brand Group, Inc.(1)(5)              49,681,177   66,660,000
1,500,000   NuCO2, Inc.(1)(5)                           36,204,728   38,505,000
                                                      ------------ ------------
                                                        85,885,905  105,165,000
            Retail-Specialty Stores (6.58%)
  100,000   A.C. Moore Arts & Crafts, Inc.(1)            2,215,329    1,961,000
1,250,000   Build-A-Bear Workshop, Inc.(1)(5)           35,358,280   32,675,000
2,564,856   Casual Male Retail Group, Inc.(1)(5)        14,983,513   25,905,046
  675,000   Design Within Reach, Inc.(1)                 9,586,917    4,016,250
1,250,000   DSW, Inc., Cl A(1)                          29,475,468   43,525,000
  750,000   Guitar Center, Inc.(1)                      36,791,851   44,857,500
  700,000   J. Crew Group, Inc.(1)                      23,290,356   37,863,000
1,800,000   United Auto Group, Inc.                     34,504,900   38,322,000
                                                      ------------ ------------
                                                       186,206,614  229,124,796

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------

JUNE 30, 2007 (UNAUDITED)

Shares                                                Cost           Value
-------------------------------------------------------------------------------
Common Stocks (continued)
-------------------------------------------------------------------------------
             Transportation (5.12%)
  1,500,000  Aircastle, Ltd.                          44,286,116     59,715,000
    250,000  American Commercial
               Lines, Inc.(1)                          2,625,000      6,512,500
    600,000 Florida East Coast Industries, Inc. 32,278,199 49,788,000 600,000 Grupo Aeroportuario del
               Centro Norte, S.A.B.
               de C.V., ADR(1)(2)                     12,630,181     16,482,000
    500,000  Grupo Aeroportuario del
               Pacifico, S.A.B. de C.V.(2)            16,830,373     24,660,000
    400,000  Grupo Aeroportuario del
               Sureste, S.A.B. de C.V.(2)             11,806,186     21,076,000
                                                  -------------- --------------
                                                     120,456,055    178,233,500
                                                  -------------- --------------
Total Common Stocks                                2,388,156,066  3,430,651,270
                                                  -------------- --------------
-------------------------------------------------------------------------------
Warrants (0.35%)
-------------------------------------------------------------------------------
             Apparel (0.32%)
  1,981,100  Endeavor Acquisition Corp.
               Warrants Exp 12/14/2009(1)              5,013,594     11,173,404

             Miscellaneous (0.01%)
    129,000  Boulder Specialty Brands, Inc.
               Warrants Exp 12/16/2009(1)(5)             323,748        528,900

             Retail-Specialty Stores (0.02%)
    100,000  Casual Male Retail Group, Inc.
               Warrants Exp 07/02/2010(1)(3)(5)           49,000        534,000
                                                  -------------- --------------
Total Warrants                                         5,386,342     12,236,304
                                                  -------------- --------------
Principal Amount
-------------------------------------------------------------------------------
Short Term Investments (2.43%)
-------------------------------------------------------------------------------
             Short Term Money
               Market Instruments (1.28%)
$14,599,999  Chesham Finance Ltd.
               5.32% due 07/02/2007                   14,599,999     14,599,999
 29,986,650  Citigroup Funding, Inc.
               5.34% due 07/02/2007                   29,986,650     29,986,650
                                                  -------------- --------------
                                                      44,586,649     44,586,649
             U.S. Government Agencies (1.15%)
 39,984,167  Federal Home Loan Bank
               4.75% due 07/02/2007                   39,984,167     39,984,167
                                                  -------------- --------------
Total Short Term Investments                          84,570,816     84,570,816
                                                  -------------- --------------
Total Investments (101.33%)                       $2,478,113,224  3,527,458,390
                                                  ==============
Liabilities Less Cash and Other Assets (-1.33%)                     (46,219,083)
                                                                 --------------
Net Assets (Equivalent to $25.16 per share based
  on 138,373,885 shares outstanding)                             $3,481,239,307
                                                                 ==============
--------
%     Represents percentage of net assets.
(1)   Non-income producing securities.
(2)   Foreign domiciled corporation.
(3)   Restricted and Fair Valued Securities.
(4)   Represents securities or a portion thereof, in segregated custodian account.
(5)   See Note 3 regarding "affiliated" investments.
(6)   One unit consists of one common share and one warrant.
ADR   American Depositary Receipt.

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2007 (UNAUDITED)

Shares                                                     Cost        Value
--------------------------------------------------------------------------------
Common Stocks (93.08%)
--------------------------------------------------------------------------------
        Advertising Services (8.19%)
 80,000 aQuantive, Inc.(1)                              $ 1,608,093 $ 5,104,000
 12,000 Google, Inc., Cl A(1)                             1,572,728   6,280,560
115,000 National CineMedia, Inc.(1)                       2,867,602   3,221,150
                                                        ----------- -----------
                                                          6,048,423  14,605,710
        Business Services (8.11%)
 20,000 FactSet Research Systems, Inc.                    1,235,173   1,367,000
 40,000 IHS, Inc., Cl A(1)                                1,711,541   1,840,000
385,000 LivePerson, Inc.(1)                               2,166,149   2,059,750
125,000 Monster Worldwide, Inc.(1)                        2,406,523   5,137,500
232,500 NaviSite, Inc.(1)                                 1,354,292   1,767,000
 90,000 Switch & Data Facilities Company, Inc.(1)         1,530,000   1,727,100
 25,000 Taleo Corp., Cl A(1)                                496,250     563,250
                                                        ----------- -----------
                                                         10,899,928  14,461,600
        Communications (17.55%)
 95,000 American Tower Corp., Cl A(1)                       258,400   3,990,000
 80,000 Clearwire Corp., Cl A(1)                          1,899,009   1,954,400
 95,000 Cogent Communications Group, Inc.(1)                820,923   2,837,650
 82,000 Equinix, Inc.(1)                                  2,818,997   7,500,540
100,000 MetroPCS Communications, Inc.(1)                  2,300,000   3,304,000
 60,000 NeuStar, Inc., Cl A(1)                            1,859,719   1,738,200
115,000 SBA Communications Corp., Cl A(1)                 1,290,179   3,862,850
450,000 Terremark Worldwide, Inc.(1)                      2,488,229   2,902,500
159,000 Time Warner Telecom, Inc., Cl A(1)                2,681,647   3,195,900
                                                        ----------- -----------
                                                         16,417,103  31,286,040
        Communications Equipment (5.62%)
 79,000 QUALCOMM, Inc.                                    2,983,090   3,427,810
 33,000 Research in Motion, Ltd.(1)(2)                    2,731,479   6,599,670
                                                        ----------- -----------
                                                          5,714,569  10,027,480
        Computer Technology (3.49%)
 51,000 Apple, Inc.(1)                                    2,570,902   6,224,040

        Consulting (1.79%)
130,000 Gartner, Inc.(1)                                  3,319,108   3,196,700

        Consumer Products (1.39%)
115,000 Shutterfly, Inc.(1)                               1,736,679   2,478,250

        Consumer Services (4.06%)
 86,000 eBay, Inc.(1)                                     1,150,197   2,767,480
 65,000 priceline.com, Inc.(1)                            1,345,503   4,468,100
                                                        ----------- -----------
                                                          2,495,700   7,235,580
        Energy Services (0.68%)
 83,000 Medis Technologies, Ltd.(1)                       1,866,494   1,219,270

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------

JUNE 30, 2007 (UNAUDITED)

Shares                                                    Cost        Value
-------------------------------------------------------------------------------
        Financial Services-Brokerage
          & Exchanges (13.01%)
335,000 Charles Schwab Corp.                          $  3,665,646 $  6,874,200
 10,000 Chicago Mercantile Exchange
          Holdings, Inc., Cl A                           1,829,806    5,343,600
230,000 E*TRADE Financial Corp.(1)                       1,557,926    5,080,700
 12,000 IntercontinentalExchange, Inc.(1)                1,769,774    1,774,200
 87,000 optionsXpress Holdings, Inc.                     1,629,542    2,232,420
162,500 TradeStation Group, Inc.(1)                      1,744,754    1,893,125
                                                      ------------ ------------
                                                        12,197,448   23,198,245
        Financial Services-Insurance (1.08%)
108,000 Admiral Group plc(2)                             1,189,310    1,928,070

        Gaming Services (1.32%)
 67,500 Scientific Games Corp., Cl A(1)                  2,322,414    2,359,125

        Healthcare Services (0.75%)
 95,000 HLTH Corp.(1) (formerly Emdeon Corp.)            1,350,681    1,330,950

        Information Technology Services (1.48%)
 75,000 VeriFone Holdings, Inc.(1)                       1,624,150    2,643,750

        Leisure (3.58%)
120,000 Activision, Inc.(1)                              1,653,134    2,240,400
 87,500 Electronic Arts, Inc.(1)                         4,662,803    4,140,500
                                                      ------------ ------------
                                                         6,315,937    6,380,900
        Media (13.16%)
 30,000 Central European Media
          Enterprises, Ltd., Cl A(1)(2)                  2,110,846    2,927,400
200,700 Comcast Corp., Cl A(1)                           3,438,499    5,611,572
 15,000 Lamar Advertising Co., Cl A(1)                     940,114      941,400
 82,000 Netflix, Inc.(1)                                 2,438,297    1,589,980
185,000 News Corp., Cl A                                 3,269,588    3,923,850
130,000 TechTarget, Inc.(1)                              1,765,950    1,670,500
 70,000 The Knot, Inc.(1)                                1,556,396    1,413,300
101,500 Time Warner, Inc.                                1,480,641    2,135,560
120,000 Yahoo!, Inc.(1)                                  2,120,135    3,255,600
                                                      ------------ ------------
                                                        19,120,466   23,469,162
        Real Estate (3.83%)
 62,500 CoStar Group, Inc.(1)                            2,304,320    3,305,000
785,000 Move, Inc.(1)                                    2,314,380    3,516,800
                                                      ------------ ------------
                                                         4,618,700    6,821,800
        Retail-Specialty Stores (0.92%)
 35,000 Best Buy Co., Inc.                               1,521,320    1,633,450

        Software (3.07%)
 72,500 Allscripts Healthcare Solutions, Inc.(1)         1,866,699    1,847,300
 35,000 DivX, Inc.(1)                                      560,000      525,000
185,000 Nuance Communications, Inc.(1)                   2,338,346    3,095,050
                                                      ------------ ------------
                                                         4,765,045    5,467,350
                                                      ------------ ------------
Total Common Stocks                                    106,094,377  165,967,472
                                                      ------------ ------------

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------

JUNE 30, 2007 (UNAUDITED)

Shares                                                Cost             Value
--------------------------------------------------------------------------------

Warrants (0.00%)
--------------------------------------------------------------------------------
          Media
200,000   Loudeye Corp. Warrants
            Exp 12/23/2010(1)(3)                      $          0  $          0
                                                      ------------  ------------
Principal Amount
--------------------------------------------------------------------------------
Short Term Investments (6.39%)
--------------------------------------------------------------------------------
           Short Term Money
             Market Instruments (2.80%)
$4,997,775 Citigroup Funding, Inc.
             5.34% due 07/02/2007                        4,997,775     4,997,775

           U.S. Government Agencies (3.59%)
 6,397,467 Federal Home Loan Bank
             4.75% due 07/02/2007                        6,397,467     6,397,467
                                                      ------------  ------------
Total Short Term Investments                            11,395,242    11,395,242
                                                      ------------  ------------
Total Investments (99.47%)                            $117,489,619  177,362,714
                                                      ============
Cash and Other Assets Less Liabilities (0.53%)                           942,178
                                                                    ------------
Net Assets (Equivalent to $12.23 per share
  based on 14,573,559 shares outstanding)                           $178,304,892
                                                                    ============
--------
%     Represents percentage of net assets.
(1)   Non-income producing securities.
(2)   Foreign domiciled corporation.
(3)   Restricted and Fair Valued Securities.

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2007 (UNAUDITED)

Shares                                                    Cost        Value
------------------------------------------------------------------------------
Common Stocks (98.91%)
------------------------------------------------------------------------------
        Advertising Services (1.29%)
  3,000 Google, Inc., Cl A(1)                          $   301,280 $ 1,570,140

        Business Services (5.07%)
 55,000 Automatic Data Processing, Inc.                  2,195,680   2,665,850
 20,000 FedEx Corp.                                      2,162,303   2,219,400
 50,000 Iron Mountain, Inc.(1)                           1,023,614   1,306,500
                                                       ----------- -----------
                                                         5,381,597   6,191,750
        Communications (2.75%)
 80,000 American Tower Corp., Cl A(1)                    1,824,691   3,360,000

        Computer Technology (5.38%)
 21,000 Apple, Inc.(1)                                     913,796   2,562,840
136,000 Microsoft Corp.                                  3,086,984   4,007,920
                                                       ----------- -----------
                                                         4,000,780   6,570,760
        Consumer Products (13.40%)
 35,000 Cadbury Schweppes plc, ADR(2)                    1,318,807   1,900,500
 54,000 Diageo plc, ADR(2)                               3,632,159   4,498,740
 72,000 Groupe Danone, ADR(2)                            1,166,105   1,170,720
 60,000 PepsiCo, Inc.                                    3,621,494   3,891,000
 80,000 The Procter & Gamble Co.                         4,445,044   4,895,200
                                                       ----------- -----------
                                                        14,183,609  16,356,160
        Consumer Services (0.34%)
 20,000 The Western Union Co.                              433,523     416,600

        Distribution (1.27%)
 37,000 Fastenal Co.                                     1,379,438   1,548,820

        Energy Services (8.39%)
 44,000 Diamond Offshore Drilling, Inc.                  3,545,121   4,468,640
 42,000 Transocean, Inc.(1)                              3,280,896   4,451,160
 22,000 XTO Energy, Inc.                                 1,342,167   1,322,200
                                                       ----------- -----------
                                                         8,168,184  10,242,000
        Financial Services-
          Asset Management (3.67%)
 43,000 AllianceBernstein Holding L.P.                   2,511,755   3,744,870
 25,000 The Blackstone Group L.P.(1)                       775,000     731,750
                                                       ----------- -----------
                                                         3,286,755   4,476,620
        Financial Services-Banking (4.65%)
133,000 Wells Fargo & Company                            4,729,731   4,677,610
 13,000 Zions Bancorporation                               903,403     999,830
                                                       ----------- -----------
                                                         5,633,134   5,677,440
        Financial Services-Brokerage &
          Exchanges (8.56%)
150,000 Charles Schwab Corp.                             1,728,189   3,078,000
  5,000 Chicago Mercantile Exchange
          Holdings, Inc., Cl A                           1,121,168   2,671,800
 15,000 The Bear Stearns Companies, Inc.                 1,952,888   2,100,000
 12,000 The Goldman Sachs Group, Inc.                    1,833,121   2,601,000
                                                       ----------- -----------
                                                         6,635,366  10,450,800

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------

JUNE 30, 2007 (UNAUDITED)

Shares                                                    Cost        Value
-------------------------------------------------------------------------------
        Financial Services-Insurance (1.80%)
     10 Berkshire Hathaway, Inc., Cl A(1)              $   901,365 $  1,094,750
 34,000 W. R. Berkley Corp.                                829,142    1,106,360
                                                       ----------- ------------
                                                         1,730,507    2,201,110
        Financial Services-Miscellaneous (3.86%)
 77,000 American Express Co.                             3,997,245    4,710,860

        Healthcare Services-Insurance (5.06%)
 60,000 UnitedHealth Group, Inc.                         2,462,467    3,068,400
 39,000 WellPoint, Inc.(1)                               2,388,104    3,113,370
                                                       ----------- ------------
                                                         4,850,571    6,181,770
        Hotels and Lodging (1.26%)
 23,000 Starwood Hotels & Resorts
          Worldwide, Inc.                                1,313,981    1,542,610

        Media (10.31%)
165,000 Comcast Corp., Cl A(1)                           3,915,009    4,613,400
 25,000 Lamar Advertising Co., Cl A(1)                   1,422,379    1,569,000
 80,000 News Corp., Cl A                                 1,231,907    1,696,800
 54,000 The Walt Disney Co.                              1,297,051    1,843,560
 90,000 Time Warner, Inc.                                1,702,878    1,893,600
 36,000 Yahoo!, Inc.(1)                                    936,690      976,680
                                                       ----------- ------------
                                                        10,505,914   12,593,040
        Pharmaceutical (1.01%)
 20,000 Johnson & Johnson                                1,200,573    1,232,400

        Real Estate-REITs (0.36%)
  4,000 Vornado Realty Trust                               192,626      439,360

        Recreation and Resorts (5.20%)
 37,000 Las Vegas Sands Corp.(1)                         1,179,726    2,826,430
 42,000 Marriott International, Inc., Cl A               1,313,188    1,816,080
 19,000 Wynn Resorts, Ltd.(1)                            1,247,457    1,704,110
                                                       ----------- ------------
                                                         3,740,371    6,346,620
        Retail--Consumer Staples (9.06%)
 75,000 CVS Caremark Corp.                               2,492,083    2,733,750
100,000 Macy's, Inc. (formerly Federated
          Department Stores, Inc.)                       3,820,049    3,978,000
 43,000 Target Corp.                                     1,968,604    2,734,800
 42,000 Whole Foods Market, Inc.                         2,218,013    1,608,600
                                                       ----------- ------------
                                                        10,498,749   11,055,150
        Retail-Specialty Stores (6.22%)
 33,000 Bed Bath & Beyond, Inc.(1)                       1,158,446    1,187,670
 55,000 Coach, Inc.(1)                                   1,232,076    2,606,450
 63,000 The Home Depot, Inc.                             2,419,107    2,479,050
 25,000 Tiffany & Co.                                      785,845    1,326,500
                                                       ----------- ------------
                                                         5,595,474    7,599,670
                                                       ----------- ------------
Total Common Stocks                                     94,854,368  120,763,680
                                                       ----------- ------------

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------

JUNE 30, 2007 (UNAUDITED)


Principal Amount                                           COST        VALUE
--------------------------------------------------------------------------------

Short Term Investments (0.98%)
--------------------------------------------------------------------------------
         Short Term Money Market Instruments (0.49%)
$600,000 Chesham Finance Ltd. 5.32% due 07/02/2007     $   600,000 $    600,000

         U.S. Government Agencies (0.49%)
 599,762 Federal Home Loan Bank 4.75% due 07/02/2007       599,762      599,762
                                                        ----------- ------------
Total Short Term Investments                             1,199,762    1,199,762
                                                        ----------- ------------
Total Investments (99.89%)                             $96,054,130  121,963,442
                                                       ===========

Cash and Other Assets Less Liabilities (0.11%)                          130,216
                                                                    ------------
Net Assets (Equivalent to $13.57 per share
  based on 9,000,339 shares outstanding)                           $122,093,658
                                                                    ============
--------
%    Represents percentage of net assets.
(1)  Non-income producing securities.
(2)  Foreign domiciled corporation.
ADR  American Depositary Receipt.

Notes to Schedules of Investments (Unaudited)

Baron Investment Funds Trust ( the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a "Fund" and collectively the "Funds"): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

(1) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(2) Cost of Investments for Income Tax Purposes.

At June 30, 2007 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                                                                                   Baron
                                           Baron Asset    Baron Growth   Baron Small Cap Baron iOpportunity  Fifth Avenue Growth
                                              Fund            Fund            Fund              Fund               Fund
                                         --------------------------------------------------------------------------------------
Cost of investments                      $2,553,655,800  $4,766,707,123  $2,478,762,534     $119,900,820        $96,784,694
                                         ==============  ==============  ==============     ============        ===========
Unrealized appreciation                   1,886,866,781   2,298,747,060   1,145,707,666       60,996,134         26,119,889
Unrealized depreciation                     (53,174,624)   (124,788,130)    (97,011,810)      (3,534,240)          (941,141)
                                         --------------  --------------  --------------     ------------        -----------
Net unrealized appreciation              $1,833,692,157  $2,173,958,930  $1,048,695,856     $ 57,461,894        $25,178,748
                                         ==============  ==============  ==============     ============        ===========

Transactions in "Affiliated" Companies(1)

                               BARON ASSET FUND

                                           Balance of       Gross     Gross Sales   Balance of
                                         Shares Held on   Purchases       and     Shares Held on     Value
Name of Issuer                           Sept. 30, 2006 and Additions Reductions  Jun. 30, 2007  Jun. 30, 2007
--------------------------------------------------------------------------------------------------------------
Alexander's, Inc.                            314,000                                  314,000    $126,934,500
Apollo International, Inc. S-A CV Pfd.       105,264                                  105,264       1,000,008
Vail Resorts, Inc.                         3,000,000                                3,000,000     182,610,000
                                                                                                 ------------
   Total investment in "affiliates"
     (7.09% of Net Assets)                                                                       $310,544,508
                                                                                                 ============

--------
(1) An "Affiliated" Company, as defined in the Investment Company Act of 1940, is a company in which a Fund held 5% or more of the company's outstanding voting securities at any time during the nine months ended June 30, 2007.

Transactions in "Affiliated" Companies(1)

                               BARON GROWTH FUND

                                                     Balance of       Gross     Gross Sales   Balance of
                                                   Shares Held on   Purchases       and     Shares Held on     Value
Name of Issuer                                     Sept. 30, 2006 and Additions Reductions  Jun. 30, 2007  Jun. 30, 2007
------------------------------------------------------------------------------------------------------------------------
AMERIGROUP, Corp.(2)                                 3,700,000       150,000     1,350,000    2,500,000    $         --
Blue Nile, Inc.                                        875,000                                  875,000      52,850,000
Centene Corp.(2)                                     3,000,000                   1,500,000    1,500,000              --
Center Financial Corp.                                 850,000                                  850,000      14,382,000
Chemed Corp.                                         1,350,000                                1,350,000      89,491,500
DeVry, Inc.                                          3,700,000                                3,700,000     125,874,000
Encore Acquisition Co.                               3,400,000                     300,000    3,100,000      86,180,000
Peet's Coffee & Tea, Inc.                              700,000                                  700,000      17,241,000
Ralcorp Holdings, Inc.                               1,400,000                                1,400,000      74,830,000
Select Comfort Corp.                                 2,700,000                                2,700,000      43,794,000
Symyx Technologies, Inc.(2)                          1,650,000                     250,000    1,400,000              --
The Cheesecake Factory, Inc.                         3,021,200       653,800                  3,675,000      90,111,000
                                                                                                           ------------
   Total investment in "affiliates" (8.61% of Net
     Assets)                                                                                               $594,753,500
                                                                                                           ============

--------
(1) An "Affiliated" Company, as defined in the Investment Company Act of 1940, is a company in which a Fund held 5% or more of the company's outstanding voting securities at any time during the nine months ended June 30, 2007.
(2) As of June 30, 2007, no longer an affiliate.

Transactions in "Affiliated" Companies(1)

                             BARON SMALL CAP FUND

                                           Balance of       Gross     Gross Sales   Balance of
                                         Shares Held on   Purchases       and     Shares Held on     Value
Name of Issuer                           Sept. 30, 2006 and Additions Reductions  Jun. 30, 2007  Jun. 30, 2007
--------------------------------------------------------------------------------------------------------------
AFC Enterprises, Inc.                      2,250,000                                2,250,000    $ 38,902,500
AeroVironment, Inc.                                       1,500,000                 1,500,000      30,915,000
Boulder Specialty Brands, Inc.                            1,571,000                 1,571,000      15,631,450
Boulder Specialty Brands, Inc., Units                       525,000                   525,000       7,376,250
Boulder Specialty Brands, Inc.,
  Warrants Exp 12/16/2009                                   129,000                   129,000         528,900
Build-A-Bear Workshop, Inc.                               1,250,000                 1,250,000      32,675,000
Cash Systems, Inc.                         1,500,000                     200,000    1,300,000       8,840,000
Casual Male Retail Group, Inc.(3)          1,157,503      1,407,353                 2,564,856      25,905,046
Casual Male Retail Group, Inc.,
  Warrants Exp 04/26/2007(4)               1,407,353                   1,407,353           --              --
Casual Male Retail Group, Inc.,
  Warrants Exp 07/02/2010                    100,000                                  100,000         534,000
DTS, Inc.                                  1,625,000                                1,625,000      35,376,250
Great Wolf Resorts, Inc.                   2,750,000        134,000                 2,884,000      41,097,000
Iconix Brand Group, Inc.                   2,500,000        500,000                 3,000,000      66,660,000
Kensey Nash Corp.                            950,000                                  950,000      25,469,500
MarineMax, Inc.                            1,650,000                                1,650,000      33,033,000
Measurement Specialties, Inc.(2)           1,000,000                     443,000      557,000              --
NuCO2, Inc.                                1,250,000        250,000                 1,500,000      38,505,000
Stanley, Inc.                                             1,620,000                 1,620,000      28,544,400
                                                                                                 ------------
   Total investment in "affiliates"
     (12.35% of Net Assets)                                                                      $429,993,296
                                                                                                 ============

--------
(1) An "Affiliated" Company, as defined in the Investment Company Act of 1940, is a company in which a Fund held 5% or more of the company's outstanding voting securities at any time during the nine months ended June 30, 2007.
(2) As of June 30, 2007, no longer an affiliate.
(3) Increase due to exercise of warrants.
(4) Decrease due to exercise of warrants.

For additional information regarding the Funds' other significant accounting policies, please refer to the Funds' most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     (a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Investment Funds Trust




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         Chief Executive Officer

                                  Date:  August 28, 2007




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   August 28, 2007